INCOME TAX - Legal regulatory changes (Details) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2021 COP ($)
Colombia | Tax Year 2022 | Forecast
INCOME TAX
Income tax rate		35.00%
Percentage increase in net income tax liability		35.00%
Limitation period		6 months
Colombia | Tax Year 2022 to 2025 | Forecast
INCOME TAX
Additional points		3.00%
Threshold taxable income (UVT)		$ 120
Colombia | Tax Year 2022 onwards | Forecast
INCOME TAX
Threshold percentage of industry and trade tax which can be offset against corporate income tax liability.		50.00%
Colombia | Tax Year 2023 | Forecast
INCOME TAX
Percentage increase in net income tax liability		25.00%
Limitation period		12 months
Guatemala
INCOME TAX
Income tax rate		25.00%
Panama
INCOME TAX
Income tax rate		25.00%
El Salvador
INCOME TAX
Income tax rate		30.00%
Additional points	5.00%
Threshold net capital gains	$ 500,000
Costa Rica
INCOME TAX
Income tax rate		30.00%